Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, authorized	4,000,000,000	4,950,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, issued	15,486,491	28,230,000
Ordinary shares, outstanding	15,486,491	28,230,000
Class B Ordinary Shares
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, issued	1,995,000	1,995,000
Ordinary shares, outstanding	1,995,000	1,995,000
Series A Preferred Stock
Preferred stock, par value	$ 0.00001
Preferred stock, shares authorized	950,000,000
Preferred stock, shares issued	47,326,026	0
Preferred stock, shares outstanding	47,326,026	0
Series B Preferred Stock
Preferred stock, par value	$ 0.00001
Preferred stock, shares authorized	60,000,000
Preferred stock, shares issued	6,442	0
Preferred stock, shares outstanding	6,442	0